Restructuring Costs, Net - Additional Information (Detail) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	May. 31, 2015 USD ($) Employees	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Expected number of employees to be impact by restructuring plan | Employees	240
Total cost expected from restructuring plan	$ 7,500
Estimated termination benefits	3,600
Estimated equipment relocation and reinstallation costs, training, project management and other execution costs	3,300
Estimated employee retention costs	$ 600
Accrued termination benefits costs		$ 500		$ 500
Employee retention costs		200		200
Equipment relocation and facility closing, integration and execution costs		100		100	$ 200
Asset impairment charges		335		335
Severance costs		1,300	$ 500	1,300	800
Gain on sale of equipment					100
Professional costs			300		1,700
Restructuring reserve		3,100	2,300	3,100	2,300	$ 200	$ 1,400
Autoparts Holdings [Member]
Restructuring Cost and Reserve [Line Items]
Equipment relocation and facility closing, integration and execution costs		4,000	2,200	4,300	2,700
Asset impairment charges		300		300
Termination benefit costs			900		1,800
Gain on sale of equipment					100
Manufacturing footprints optimization costs					500
Autoparts Holdings [Member] | China [Member]
Restructuring Cost and Reserve [Line Items]
Residual closing costs					100
Involuntary Employee Terminations [Member] | Autoparts Holdings [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs			400		700
Severance Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve		3,000	$ 2,300	3,000	$ 2,300	$ 200	$ 1,400
Severance Costs [Member] | Other Current Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve		2,100		2,100
Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve		100		100
Other [Member] | Other Noncurrent Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve		$ 1,000		$ 1,000